Financial Instruments And Risk Management (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimate of Time to Transfer	twelve
Collateral Already Posted, Aggregate Fair Value	$ 0.6
Derivative, Nonmonetary Notional Amount	16,000,000
Derivative, Higher Remaining Maturity Range	twelve
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(4)	(335)	(142)
Price Risk Cash Flow Hedge Derivative, at Fair Value	62	80
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ 15
Minimum R-squared percentage in fuel hedge contracts	80.00%
Minimum dollar offset correlation	80.00%
Maximum dollar offset correlation	125.00%